Financial Risk Factors and Risk Management - Equity Price Risk Management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Price Risk
FINANCIAL RISK FACTORS
Equity price risk	€ 1,248	€ 827	€ 952
Marketable equity investments
FINANCIAL RISK FACTORS
Increase (decrease) in equity prices (as a percent)	10.00%	10.00%	10.00%
Increase	€ 65	€ 56	€ 84
Decrease	€ (65)	€ (56)	€ (81)
Share-based payment expenses
FINANCIAL RISK FACTORS
Increase (decrease) in equity prices (as a percent)	20.00%	20.00%	20.00%
Increase	€ (279)	€ (371)	€ (333)
Offsetting increase in gains from hedging instruments	57	65	52
Decrease	262	337	296
Offsetting decrease in gains from hedging instruments	€ (44)	€ (46)	€ (44)